Note 9 - Events After the Reporting Period (Details Textual) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended	6 Months Ended
	Jul. 12, 2023	Jun. 13, 2023	Jan. 12, 2023	Sep. 22, 2023	Jun. 30, 2023	Jun. 30, 2022
Statement Line Items [Line Items]
Dividends recognised as distributions to owners		$ 36,000	$ 71,300		$ 107,222
Payments to acquire or redeem entity's shares					$ 2,464	$ 9,868
ADS [member]
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in dollars per share)		$ 0.40	$ 0.80
Number of shares repurchased during period (in shares)					370,162
Payments to acquire or redeem entity's shares					$ 2,500
ADS [member] | Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in dollars per share)	$ 0.40
Dividends recognised as distributions to owners	$ 10,800
Number of shares repurchased during period (in shares)				1,023,160
Payments to acquire or redeem entity's shares				$ 14,200